PORTFOLIO OF INVESTMENTS – as of December 31, 2021 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 90.8% of Net Assets
Non-Convertible Bonds – 84.6%
	ABS Car Loan – 0.1%
$ 150,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026, 144A	$152,377

	ABS Home Equity – 0.1%
102,442	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.660%, 0.764%, 9/19/2045(a)	76,350
185,000	VOLT XCVI LLC, Series 2021-NPL5, Class A2, 4.826%, 3/27/2051, 144A(b)	183,172

		259,522

	ABS Other – 0.1%
184,176	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	179,287

	Aerospace & Defense – 2.0%
310,000	Bombardier, Inc., 6.000%, 2/15/2028, 144A	310,939
1,335,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	1,384,942
185,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	191,244
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	119,744
606,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	704,112
170,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	221,673
70,000	Moog, Inc., 4.250%, 12/15/2027, 144A	70,525
1,380,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	1,383,450
495,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	519,131
30,000	TransDigm, Inc., 5.500%, 11/15/2027	30,900
260,000	Triumph Group, Inc., 6.250%, 9/15/2024, 144A	261,625

		5,198,285

	Airlines – 2.2%
40,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	40,082
505,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	623,044
525,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	545,934
2,590,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	2,767,985
282,000	Delta Air Lines, Inc., 7.375%, 1/15/2026	331,998

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$ 555,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026, 144A	$580,669
230,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	239,829
345,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	355,781

		5,485,322

	Automotive – 2.0%
245,000	Clarios Global LP/Clarios U.S. Finance Co., 8.500%, 5/15/2027, 144A	259,700
570,000	Ford Motor Co., 3.250%, 2/12/2032	583,680
1,025,000	Ford Motor Co., 9.000%, 4/22/2025	1,253,165
200,000	Ford Motor Credit Co. LLC, 4.542%, 8/01/2026	217,250
400,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	431,000
605,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	647,350
195,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(c)	222,300
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	366,291
200,000	Jaguar Land Rover Automotive PLC, 5.500%, 7/15/2029, 144A	200,215
220,000	Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028, 144A	223,850
120,000	Meritor, Inc., 4.500%, 12/15/2028, 144A	120,300
140,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	139,782
120,000	Tenneco, Inc., 7.875%, 1/15/2029, 144A	129,600
190,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	182,400

		4,976,883

	Banking – 0.8%
1,235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,334,379
760,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	828,044

		2,162,423

	Brokerage – 0.2%
140,000	Coinbase Global, Inc., 3.625%, 10/01/2031, 144A	128,800

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – continued
$ 290,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028, 144A	$297,250

		426,050

	Building Materials – 2.5%
720,000	Builders FirstSource, Inc., 4.250%, 2/01/2032, 144A	745,344
315,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	337,959
1,985,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	1,977,715
320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(c)	331,200
380,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029, 144A	406,163
150,000	CP Atlas Buyer, Inc., 7.000%, 12/01/2028, 144A	149,250
690,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	677,925
105,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	105,787
395,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	390,556
410,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	391,550
275,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	273,625
225,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	229,614
100,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	104,740
355,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	333,700

		6,455,128

	Cable Satellite – 7.6%
665,000	Altice Financing S.A., 5.000%, 1/15/2028, 144A	648,967
95,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	95,000
640,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	646,822
360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	354,178
280,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	286,493
205,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	210,894
3,485,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	3,624,400
690,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.750%, 10/01/2026, 144A	725,362

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$ 1,120,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	$1,106,000
3,655,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	3,458,544
315,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	303,581
280,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	299,600
1,250,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	1,279,637
1,180,000	DISH DBS Corp., 5.125%, 6/01/2029	1,073,800
175,000	DISH DBS Corp., 7.375%, 7/01/2028	177,188
875,000	DISH DBS Corp., 7.750%, 7/01/2026	923,125
646,418	Ligado Networks LLC, 15.500% PIK, 11/01/2023, 144A(d)	525,273
201,770	Ligado Networks LLC, 17.500% PIK, 5/01/2024, 144A(d)	91,741
480,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028, 144A	482,177
600,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	618,366
275,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	258,252
690,000	UPC Broadband Finco B.V., 4.875%, 7/15/2031, 144A	703,800
260,000	ViaSat, Inc., 6.500%, 7/15/2028, 144A	260,650
250,000	Virgin Media Finance PLC, 5.000%, 7/15/2030, 144A	248,750
630,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	665,211
325,000	Ziggo BV, 4.875%, 1/15/2030, 144A	333,135

		19,400,946

	Chemicals – 1.7%
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	212,700
400,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	461,000
175,000	Chemours Co. (The), 5.375%, 5/15/2027	187,250
150,000	Consolidated Energy Finance S.A., 5.625%, 10/15/2028, 144A	146,625
300,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	305,625
180,000	Diamond BC BV, 4.625%, 10/01/2029, 144A	178,535

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$ 805,000	Hercules LLC, 6.500%, 6/30/2029	$901,777
205,000	Herens Holdco S.a.r.l., 4.750%, 5/15/2028, 144A	200,900
290,000	Hexion, Inc., 7.875%, 7/15/2027, 144A	305,950
200,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	200,730
215,000	Methanex Corp., 5.125%, 10/15/2027	225,750
45,000	Methanex Corp., 5.250%, 12/15/2029	47,453
20,000	Olin Corp., 5.625%, 8/01/2029	21,659
490,000	Olympus Water U.S. Holding Corp., 4.250%, 10/01/2028, 144A	487,246
210,000	Olympus Water U.S. Holding Corp., 6.250%, 10/01/2029, 144A	204,750
330,000	Unifrax Escrow Issuer Corp., 5.250%, 9/30/2028, 144A	333,548

		4,421,498

	Construction Machinery – 0.2%
155,000	Ritchie Bros Holdings, Inc., 4.750%, 12/15/2031, 144A	161,724
275,000	Titan International, Inc., 7.000%, 4/30/2028	292,875

		454,599

	Consumer Cyclical Services – 1.6%
1,120,000	ADT Security Corp. (The), 4.125%, 8/01/2029, 144A	1,103,200
305,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.000%, 6/01/2029, 144A	296,613
260,000	ANGI Group LLC, 3.875%, 8/15/2028, 144A	254,150
110,000	Arches Buyer, Inc., 6.125%, 12/01/2028, 144A	110,687
545,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	558,625
495,000	Realogy Group LLC/Realogy Co-Issuer Corp., 7.625%, 6/15/2025, 144A	524,700
240,000	Realogy Group LLC/Realogy Co-Issuer Corp., 9.375%, 4/01/2027, 144A	259,200
295,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	368,750
135,000	TKC Holdings, Inc., 10.500%, 5/15/2029, 144A	145,800
355,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	381,092

		4,002,817

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Products – 0.4%
$ 50,000	Coty, Inc., 6.500%, 4/15/2026, 144A	$51,563
540,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029, 144A	548,775
435,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	424,538

		1,024,876

	Diversified Manufacturing – 0.4%
285,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	285,000
265,000	Resideo Funding, Inc., 4.000%, 9/01/2029, 144A	259,961
390,000	TK Elevator U.S. Newco, Inc., 5.250%, 7/15/2027, 144A	409,987

		954,948

	Electric – 1.0%
1,365,000	Calpine Corp., 5.125%, 3/15/2028, 144A	1,385,693
105,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	112,496
135,000	NRG Energy, Inc., 5.750%, 1/15/2028	142,710
320,000	PG&E Corp., 5.000%, 7/01/2028	336,582
70,000	PG&E Corp., 5.250%, 7/01/2030	73,409
685,000	Talen Energy Supply LLC, 7.625%, 6/01/2028, 144A	609,719

		2,660,609

	Environmental – 0.2%
530,000	GFL Environmental, Inc., 4.000%, 8/01/2028, 144A	519,400

	Finance Companies – 4.5%
155,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(c)	158,100
800,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029, 144A	790,000
230,000	Fortress Transportation & Infrastructure Investors LLC, 5.500%, 5/01/2028, 144A	234,393
635,000	Freedom Mortgage Corp., 7.625%, 5/01/2026, 144A	648,500
485,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(c)	536,463
320,000	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(e)	308,800
255,000	LFS Topco LLC, 5.875%, 10/15/2026, 144A	263,288

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$ 200,000	Midcap Financial Issuer Trust, 5.625%, 1/15/2030, 144A	$200,521
615,000	Midcap Financial Issuer Trust, 6.500%, 5/01/2028, 144A	641,137
1,715,000	Navient Corp., 4.875%, 3/15/2028	1,710,712
1,000,000	Navient Corp., 5.000%, 3/15/2027	1,019,860
1,150,000	OneMain Finance Corp., 4.000%, 9/15/2030	1,130,887
410,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	417,175
1,500,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	1,488,750
430,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	431,613
555,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	563,325
1,000,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	1,012,880

		11,556,404

	Financial Other – 2.7%
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	238,768
400,000	CFLD Cayman Investment Ltd., 6.900%, 1/13/2023(f)	108,556
200,000	CFLD Cayman Investment Ltd., 8.600%, 4/08/2024(f)	54,396
205,000	CFLD Cayman Investment Ltd., 8.750%, 9/28/2022(f)	53,813
405,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(g)(h)	78,821
200,000	China Evergrande Group, 8.750%, 6/28/2025(f)	29,980
200,000	China Evergrande Group, 9.500%, 4/11/2022(f)	31,450
200,000	Easy Tactic Ltd., 8.125%, 2/27/2023	74,596
200,000	Easy Tactic Ltd., 11.750%, 8/02/2023	74,466
620,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	643,250
1,405,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,444,944
135,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	140,569
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(f)	105,208
200,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(f)	52,454

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – continued
$ 400,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(f)(g)(h)	$104,688
610,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(f)	159,972
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026	149,205
465,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	462,675
1,180,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	1,229,206
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031	116,830
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022	143,834
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024	128,242
605,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026	382,656
200,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024	128,202
205,000	Times China Holdings Ltd., 5.750%, 1/14/2027	138,455
630,000	Times China Holdings Ltd., 6.200%, 3/22/2026	429,622
800,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(g)(h)	223,872

		6,928,730

	Food & Beverage – 2.1%
80,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	82,700
1,490,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	1,422,965
325,000	Performance Food Group, Inc., 4.250%, 8/01/2029, 144A	322,419
510,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	532,312
105,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	104,213
1,120,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	1,140,720
20,000	Post Holdings, Inc., 5.500%, 12/15/2029, 144A	21,013
310,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	320,075
260,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	256,100
325,000	TreeHouse Foods, Inc., 4.000%, 9/01/2028	312,000
335,000	Triton Water Holdings, Inc., 6.250%, 4/01/2029, 144A	321,299

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – continued
$ 425,000	US Foods, Inc., 4.750%, 2/15/2029, 144A	$431,906

		5,267,722

	Gaming – 3.4%
1,130,000	Boyd Gaming Corp., 4.750%, 12/01/2027	1,152,600
350,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	357,000
405,000	Caesars Entertainment, Inc., 4.625%, 10/15/2029, 144A	405,000
250,000	International Game Technology PLC, 4.125%, 4/15/2026, 144A	257,518
200,000	International Game Technology PLC, 5.250%, 1/15/2029, 144A	211,910
200,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	224,000
610,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029, 144A	591,700
200,000	Melco Resorts Finance Ltd., 5.750%, 7/21/2028, 144A	201,100
545,000	MGM China Holdings Ltd., 4.750%, 2/01/2027, 144A	539,833
790,000	MGM Resorts International, 5.500%, 4/15/2027	841,350
255,000	Mohegan Gaming & Entertainment, 8.000%, 2/01/2026, 144A	267,722
865,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	921,225
855,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	953,325
540,000	Studio City Finance Ltd., 6.500%, 1/15/2028, 144A	518,400
290,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	263,450
415,000	Wynn Macau Ltd., 5.625%, 8/26/2028, 144A	384,284
420,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	426,300

		8,516,717

	Government Owned – No Guarantee – 0.6%
295,000	EcoPetrol S.A., 4.625%, 11/02/2031	286,799
600,000	Petroleos Mexicanos, 5.950%, 1/28/2031	583,035
285,000	Petroleos Mexicanos, 6.625%, 6/15/2035	273,827
640,000	YPF S.A., 6.950%, 7/21/2027, 144A	419,008

		1,562,669

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – 3.6%
$ 220,000	AdaptHealth LLC, 5.125%, 3/01/2030, 144A	$223,850
255,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	252,450
585,000	CHS/Community Health Systems, Inc., 6.125%, 4/01/2030, 144A	578,752
400,000	CHS/Community Health Systems, Inc., 6.875%, 4/15/2029, 144A	407,500
400,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	420,500
610,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	594,341
610,000	Encompass Health Corp., 4.500%, 2/01/2028	627,537
425,000	HCA, Inc., 7.050%, 12/01/2027	520,625
35,000	HCA, Inc., 7.500%, 12/15/2023	38,763
310,000	HCA, Inc., 7.500%, 11/06/2033	444,850
40,000	HCA, Inc., 7.690%, 6/15/2025	47,264
40,000	HCA, Inc., 8.360%, 4/15/2024	45,600
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	240,875
675,000	LifePoint Health, Inc., 5.375%, 1/15/2029, 144A	671,625
130,000	ModivCare Escrow Issuer, Inc., 5.000%, 10/01/2029, 144A	132,764
125,000	ModivCare, Inc., 5.875%, 11/15/2025, 144A	131,250
460,000	Mozart Debt Merger Sub, Inc., 5.250%, 10/01/2029, 144A	466,274
565,000	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028, 144A	537,315
185,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025, 144A	186,619
115,000	Select Medical Corp., 6.250%, 8/15/2026, 144A	121,813
1,315,000	Tenet Healthcare Corp., 4.375%, 1/15/2030, 144A	1,333,002
170,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	174,675
755,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	797,439
225,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	235,687

		9,231,370

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – 1.1%
$ 255,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/2030, 144A	$260,819
405,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.250%, 9/15/2027, 144A	422,739
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	124,000
205,000	Central China Real Estate Ltd., 7.650%, 8/27/2023	134,939
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(f)(h)(i)(j)	—
245,000	Empire Communities Corp., 7.000%, 12/15/2025, 144A	253,575
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(f)	46,980
80,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	80,200
275,000	KB Home, 4.800%, 11/15/2029	300,162
300,000	Mattamy Group Corp., 4.625%, 3/01/2030, 144A	305,628
205,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028, 144A	229,088
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025	58,054
820,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026	526,579
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026	134,035

		2,876,798

	Independent Energy – 6.7%
195,000	Antero Resources Corp., 5.375%, 3/01/2030, 144A	208,455
480,000	Apache Corp., 4.250%, 1/15/2030	520,896
55,000	Apache Corp., 4.750%, 4/15/2043	60,419
430,000	Apache Corp., 5.350%, 7/01/2049	491,275
335,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026, 144A	339,606
375,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	392,812
95,000	California Resources Corp., 7.125%, 2/01/2026, 144A	98,694
595,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	600,950
260,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	265,200
95,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	99,988

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 255,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	$276,573
140,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.625%, 7/15/2025, 144A	148,124
380,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	376,675
200,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	197,000
171,000	Energy Ventures GoM LLC/EnVen Finance Corp., 11.750%, 4/15/2026, 144A	175,802
40,000	EQT Corp., 3.125%, 5/15/2026, 144A	41,061
85,000	EQT Corp., 3.625%, 5/15/2031, 144A	88,188
25,000	EQT Corp., 5.000%, 1/15/2029	27,688
75,000	EQT Corp., 6.625%, 2/01/2025	84,563
595,000	EQT Corp., 7.500%, 2/01/2030	764,575
320,000	Independence Energy Finance LLC, 7.250%, 5/01/2026, 144A	332,400
135,000	Laredo Petroleum, Inc., 7.750%, 7/31/2029, 144A	131,625
300,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	321,882
505,000	Matador Resources Co., 5.875%, 9/15/2026	520,150
230,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	240,794
525,000	MEG Energy Corp., 7.125%, 2/01/2027, 144A	559,083
300,000	Murphy Oil Corp., 6.375%, 12/01/2042	300,001
275,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	290,125
135,000	Oasis Petroleum, Inc., 6.375%, 6/01/2026, 144A	141,413
90,000	Occidental Petroleum Corp., 3.000%, 2/15/2027	91,350
80,000	Occidental Petroleum Corp., 3.200%, 8/15/2026	82,442
1,575,000	Occidental Petroleum Corp., 3.500%, 8/15/2029	1,617,997
595,000	Occidental Petroleum Corp., 4.100%, 2/15/2047	583,100
370,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	370,000
120,000	Occidental Petroleum Corp., 4.400%, 4/15/2046	123,000
200,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	222,660

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 655,000	Occidental Petroleum Corp., 6.600%, 3/15/2046	$849,862
110,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	144,719
50,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	66,750
260,000	Occidental Petroleum Corp., 8.500%, 7/15/2027	324,350
385,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	519,234
250,000	PDC Energy, Inc., 5.750%, 5/15/2026	258,348
270,000	Penn Virginia Holdings LLC, 9.250%, 8/15/2026, 144A	280,125
180,000	Range Resources Corp., 8.250%, 1/15/2029	200,700
385,000	Range Resources Corp., 9.250%, 2/01/2026	414,950
240,000	SM Energy Co., 5.625%, 6/01/2025	241,800
465,000	SM Energy Co., 6.500%, 7/15/2028	481,275
230,000	SM Energy Co., 6.750%, 9/15/2026	236,325
50,000	Southwestern Energy Co., 4.750%, 2/01/2032	52,655
445,000	Southwestern Energy Co., 5.375%, 2/01/2029	470,587
315,000	Southwestern Energy Co., 5.375%, 3/15/2030	337,516
45,000	Southwestern Energy Co., 7.750%, 10/01/2027	48,544
270,000	Strathcona Resources Ltd., 6.875%, 8/01/2026, 144A	265,388
215,000	Tap Rock Resources LLC, 7.000%, 10/01/2026, 144A	223,600
275,000	Vine Energy Holdings LLC, 6.750%, 4/15/2029, 144A	298,375

		16,901,669

	Industrial Other – 0.2%
315,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	327,600
150,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	156,000

		483,600

	Leisure – 3.8%
140,000	AMC Entertainment Holdings, Inc., 10.500%, 4/15/2025, 144A	149,100
180,000	Boyne USA, Inc., 4.750%, 5/15/2029, 144A	185,400

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Leisure – continued
$ 1,685,000	Carnival Corp., 5.750%, 3/01/2027, 144A	$1,685,000
360,000	Carnival Corp., 6.000%, 5/01/2029, 144A	358,200
365,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium OP, 6.500%, 10/01/2028	388,725
265,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	258,375
265,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	263,013
535,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	549,712
1,130,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	1,124,994
20,000	NCL Corp. Ltd., 5.875%, 3/15/2026	19,911
165,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	162,525
310,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	290,588
780,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	755,504
1,495,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	1,512,282
265,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029, 144A	269,838
585,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	596,700
235,000	Viking Cruises Ltd., 5.875%, 9/15/2027, 144A	223,767
550,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	549,313
295,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	292,050

		9,634,997

	Lodging – 1.6%
285,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	285,000
885,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	907,125
205,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	206,337
720,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	730,800
1,015,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	1,023,612
345,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	346,725

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Lodging – continued
$ 5,000	Travel & Leisure Co., 6.000%, 4/01/2027	$5,434
525,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	582,141

		4,087,174

	Media Entertainment – 3.6%
645,000	AMC Networks, Inc., 4.250%, 2/15/2029	640,969
650,000	Audacy Capital Corp., 6.750%, 3/31/2029, 144A	635,121
230,000	Clear Channel International BV, 6.625%, 8/01/2025, 144A	238,625
295,000	Clear Channel Outdoor Holdings, Inc., 7.500%, 6/01/2029, 144A	314,912
250,000	Clear Channel Outdoor Holdings, Inc., 7.750%, 4/15/2028, 144A	267,500
270,000	Deluxe Corp., 8.000%, 6/01/2029, 144A	282,150
555,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	277,500
310,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	86,800
300,000	Gray Escrow II, Inc., 5.375%, 11/15/2031, 144A	308,625
640,000	Gray Television, Inc., 4.750%, 10/15/2030, 144A	636,000
450,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	456,354
150,000	Lamar Media Corp., 4.000%, 2/15/2030	152,175
125,000	Lions Gate Capital Holdings LLC, 5.500%, 4/15/2029, 144A	127,188
395,000	McGraw-Hill Education, Inc., 5.750%, 8/01/2028, 144A	391,050
395,000	McGraw-Hill Education, Inc., 8.000%, 8/01/2029, 144A	391,978
265,000	Midas OpCo Holdings LLC, 5.625%, 8/15/2029, 144A	271,185
1,210,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	1,411,162
425,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	504,687
75,000	Netflix, Inc., 5.875%, 11/15/2028	90,188
90,000	Netflix, Inc., 6.375%, 5/15/2029	111,825
115,000	Nexstar Media, Inc., 5.625%, 7/15/2027, 144A	121,224
150,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	147,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
$ 270,000	Scripps Escrow II, Inc., 5.375%, 1/15/2031, 144A	$274,388
400,000	Sinclair Television Group, Inc., 5.125%, 2/15/2027, 144A	388,000
200,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027, 144A	216,154
115,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	122,044
230,000	Univision Communications, Inc., 6.625%, 6/01/2027, 144A	247,825

		9,112,629

	Metals & Mining – 2.7%
270,000	Allegheny Technologies, Inc., 4.875%, 10/01/2029	270,270
275,000	Allegheny Technologies, Inc., 5.125%, 10/01/2031	277,062
75,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	78,188
55,000	Carpenter Technology Corp., 6.375%, 7/15/2028	58,470
305,000	Cia de Minas Buenaventura SAA, 5.500%, 7/23/2026, 144A	297,680
530,000	Cleveland-Cliffs, Inc., 4.625%, 3/01/2029, 144A	540,600
85,000	Cleveland-Cliffs, Inc., 6.750%, 3/15/2026, 144A	89,994
460,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	465,750
2,065,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	2,145,019
380,000	First Quantum Minerals Ltd., 7.250%, 4/01/2023, 144A	384,370
600,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	617,220
65,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	69,713
15,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	18,263
145,000	GrafTech Finance, Inc., 4.625%, 12/15/2028, 144A	147,175
980,000	Novelis Corp., 4.750%, 1/30/2030, 144A	1,030,225
110,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	109,450
210,000	United States Steel Corp., 6.875%, 3/01/2029	226,012
90,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	86,737

		6,912,198

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – 3.8%
$ 545,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	$577,700
360,000	Buckeye Partners LP, 4.500%, 3/01/2028, 144A	362,700
185,000	Buckeye Partners LP, 5.600%, 10/15/2044	180,135
130,000	Buckeye Partners LP, 5.850%, 11/15/2043	127,563
260,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031, 144A	271,375
275,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	285,655
95,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	107,350
160,000	DCP Midstream Operating LP, 5.375%, 7/15/2025	174,800
540,000	DCP Midstream Operating LP, 5.625%, 7/15/2027	612,927
15,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	14,475
250,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	252,144
455,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	494,812
470,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	526,400
215,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	261,226
100,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	109,251
275,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	265,375
490,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	493,675
260,000	Harvest Midstream I LP, 7.500%, 9/01/2028, 144A	278,200
335,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	332,488
160,000	New Fortress Energy, Inc., 6.500%, 9/30/2026, 144A	158,800
625,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	631,250
80,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	68,400
370,000	NuStar Logistics LP, 5.750%, 10/01/2025	398,164
265,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	267,981
90,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 1/15/2028, 144A	89,213
110,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.000%, 3/01/2027, 144A	114,400

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$ 915,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	$999,637
340,000	Western Midstream Operating LP, 5.300%, 2/01/2030	373,674
50,000	Western Midstream Operating LP, 5.300%, 3/01/2048	60,250
345,000	Western Midstream Operating LP, 5.450%, 4/01/2044	412,275
345,000	Western Midstream Operating LP, 6.500%, 2/01/2050	407,964

		9,710,259

	Non-Agency Commercial Mortgage-Backed Securities – 2.1%
98,304	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 3.610%, 11/15/2031, 144A(a)(g)(h)	84,709
344,065	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 4.610%, 11/15/2031, 144A(a)(g)(h)	290,975
590,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.943%, 5/10/2047, 144A(b)	545,960
405,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045, 144A	400,878
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	707,392
110,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.158%, 8/10/2044, 144A(b)	92,818
935,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.158%, 8/10/2044, 144A(b)	451,137
100,000	GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.064%, 7/10/2046, 144A(b)	93,605
170,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.689%, 6/10/2047, 144A(b)	151,077
130,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046, 144A(b)	128,414
505,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class D, 4.672%, 10/15/2045, 144A(b)	498,272
275,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.211%, 6/15/2044, 144A(b)(g)(h)	220,000
295,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.282%, 10/15/2030, 144A(b)	256,305
106,361	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.580%, 11/15/2027, 144A(a)	65,944
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 3.610%, 11/15/2027, 144A(a)(g)(i)(j)	82,588
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 4.510%, 11/15/2027, 144A(a)(g)(i)(j)	34,070
325,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	198,250
145,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.172%, 11/15/2059(b)	129,813
590,437	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.425%, 3/15/2044, 144A(b)	281,757

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 205,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 4.887%, 6/15/2044, 144A(b)	$156,761
530,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.347%, 12/15/2045(b)	475,120
100,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.792%, 6/15/2045, 144A(b)(g)(h)	20,370

		5,366,215

	Oil Field Services – 1.0%
95,000	Nabors Industries Ltd., 7.250%, 1/15/2026, 144A	87,875
260,000	Nabors Industries, Inc., 7.375%, 5/15/2027, 144A	268,895
180,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	183,460
30,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	30,525
125,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	131,562
519,250	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	507,567
490,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	473,462
67,500	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	66,488
325,000	Transocean, Inc., 8.000%, 2/01/2027, 144A	234,000
135,000	Transocean, Inc., 11.500%, 1/30/2027, 144A	132,300
395,000	Weatherford International Ltd., 8.625%, 4/30/2030, 144A	410,069
43,000	Weatherford International Ltd., 11.000%, 12/01/2024, 144A	44,290

		2,570,493

	Packaging – 1.4%
1,300,000	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(k)	1,339,000
1,155,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/2027, 144A	1,162,219
170,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028, 144A	175,964
220,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 9/15/2028, 144A	226,050
610,000	Mauser Packaging Solutions Holding Co., 7.250%, 4/15/2025, 144A	611,546

		3,514,779

	Pharmaceuticals – 3.7%
425,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	391,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$ 1,260,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	$1,108,800
790,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	694,212
720,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	684,173
185,000	Bausch Health Cos., Inc., 7.250%, 5/30/2029, 144A	183,150
385,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	389,266
445,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A	331,525
145,000	Endo Luxembourg Finance Co. I. S.a.r.l./Endo U.S., Inc., 6.125%, 4/01/2029, 144A	142,100
280,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	285,662
205,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	212,265
490,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	511,893
251,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	256,504
230,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	241,109
650,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	611,000
4,010,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	3,388,450

		9,431,109

	Property & Casualty Insurance – 0.7%
400,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029, 144A	395,000
440,000	AmWINS Group, Inc., 4.875%, 6/30/2029, 144A	444,400
299,963	Ardonagh Midco 2 PLC, 12.750% PIK or 11.500% Cash, 1/15/2027, 144A(e)	334,066
255,000	AssuredPartners, Inc., 5.625%, 1/15/2029, 144A	247,988
275,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	270,187

		1,691,641

	Refining – 0.5%
120,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	129,450
150,000	CVR Energy, Inc., 5.250%, 2/15/2025, 144A	144,750
540,000	Parkland Corp., 5.875%, 7/15/2027, 144A	569,700
190,000	PBF Holding Co. LLC/PBF Finance Corp., 6.000%, 2/15/2028	122,075

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Refining – continued
$ 240,000	PBF Holding Co. LLC/PBF Finance Corp., 9.250%, 5/15/2025, 144A	$228,300

		1,194,275

	REITs - Hotels – 0.4%
380,000	Service Properties Trust, 4.750%, 10/01/2026	369,552
530,000	Service Properties Trust, 7.500%, 9/15/2025	574,220

		943,772

	REITs - Mortgage – 0.2%
185,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	186,208
265,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	267,650

		453,858

	Restaurants – 0.7%
1,280,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030, 144A	1,257,600
230,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	233,579
205,000	Papa John’s International, Inc., 3.875%, 9/15/2029, 144A	203,975

		1,695,154

	Retailers – 2.5%
91,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	92,820
355,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029, 144A	361,656
99,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	100,609
220,000	Asbury Automotive Group, Inc., 5.000%, 2/15/2032, 144A	228,294
165,000	At Home Group, Inc., 4.875%, 7/15/2028, 144A	162,525
310,000	At Home Group, Inc., 7.125%, 7/15/2029, 144A	304,575
185,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	204,425
90,000	Bath & Body Works, Inc., 6.625%, 10/01/2030, 144A	101,925
310,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	385,175
180,000	Carvana Co., 4.875%, 9/01/2029, 144A	171,450
480,000	Carvana Co., 5.500%, 4/15/2027, 144A	475,200
120,000	Carvana Co., 5.875%, 10/01/2028, 144A	120,116

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$ 480,000	Dillard’s, Inc., 7.000%, 12/01/2028	$559,704
80,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	79,700
130,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	130,163
270,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	288,225
200,000	Michaels Cos., Inc. (The), 7.875%, 5/01/2029, 144A	197,000
275,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	291,877
270,000	PetSmart, Inc./PetSmart Finance Corp., 4.750%, 2/15/2028, 144A	277,088
310,000	PetSmart, Inc./PetSmart Finance Corp., 7.750%, 2/15/2029, 144A	336,737
250,000	Rite Aid Corp., 7.500%, 7/01/2025, 144A	257,000
525,000	Sonic Automotive, Inc., 4.625%, 11/15/2029, 144A	529,987
345,000	Sonic Automotive, Inc., 4.875%, 11/15/2031, 144A	348,346
420,000	Victoria’s Secret & Co., 4.625%, 7/15/2029, 144A	428,581

		6,433,178

	Technology – 4.5%
445,000	Clarivate Science Holdings Corp., 4.875%, 7/01/2029, 144A	451,283
2,770,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	2,589,950
346,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	346,000
780,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	766,350
160,000	Dun & Bradstreet Corp. (The), 5.000%, 12/15/2029, 144A	163,685
540,000	Elastic NV, 4.125%, 7/15/2029, 144A	534,265
850,000	Endure Digital, Inc., 6.000%, 2/15/2029, 144A	790,500
140,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	141,400
435,000	II-VI, Inc., 5.000%, 12/15/2029, 144A	444,231
740,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	765,885
250,000	LogMeIn, Inc., 5.500%, 9/01/2027, 144A	253,000
195,000	NCR Corp., 5.000%, 10/01/2028, 144A	200,850

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$ 210,000	NCR Corp., 5.250%, 10/01/2030, 144A	$215,775
490,000	Nielsen Finance LLC/Nielsen Finance Co., 5.625%, 10/01/2028, 144A	505,925
470,000	Nielsen Finance LLC/Nielsen Finance Co., 5.875%, 10/01/2030, 144A	496,245
640,000	Open Text Corp., 3.875%, 12/01/2029, 144A	648,000
410,000	Pitney Bowes, Inc., 6.875%, 3/15/2027, 144A	425,785
130,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	133,900
130,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	138,450
375,000	Rocket Software, Inc., 6.500%, 2/15/2029, 144A	365,850
175,000	Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	182,875
65,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	73,450
255,000	Xerox Holdings Corp., 5.000%, 8/15/2025, 144A	270,300
255,000	Xerox Holdings Corp., 5.500%, 8/15/2028, 144A	268,706
222,000	Ziff Davis, Inc., 4.625%, 10/15/2030, 144A	227,692

		11,400,352

	Transportation Services – 0.3%
410,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 7/15/2027, 144A	425,375
400,000	Hertz Corp. (The), 4.625%, 12/01/2026, 144A	402,500

		827,875

	Wireless – 2.3%
1,285,000	Altice France S.A., 5.125%, 1/15/2029, 144A	1,252,875
975,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	1,014,975
315,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	317,677
300,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	303,750
430,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027	455,495
770,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	802,402
180,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	186,408

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$ 1,430,000	SoftBank Group Corp., 4.625%, 7/06/2028	$1,389,295

		5,722,877

	Wirelines – 0.8%
210,000	Cablevision Lightpath LLC, 5.625%, 9/15/2028, 144A	207,020
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	234,317
455,000	Iliad Holding SASU, 6.500%, 10/15/2026, 144A	478,082
100,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	105,766
155,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	177,717
475,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	471,072
260,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.750%, 8/15/2028, 144A	275,720

		1,949,694

	Total Non-Convertible Bonds (Identified Cost $210,033,947)	214,713,178

Convertible Bonds – 6.2%
	Airlines – 0.6%
185,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	172,460
1,065,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,419,645

		1,592,105

	Cable Satellite – 1.9%
195,000	DISH Network Corp., Zero Coupon, 0.000%, 12/15/2025(l)	195,491
670,000	DISH Network Corp., 2.375%, 3/15/2024	641,525
4,160,000	DISH Network Corp., 3.375%, 8/15/2026	3,937,661

		4,774,677

	Consumer Cyclical Services – 0.4%
285,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(m)	241,538
595,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(m)	588,437
55,000	Zillow Group, Inc., 1.375%, 9/01/2026	88,378

		918,353

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Gaming – 0.1%
$ 115,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	$272,550

	Healthcare – 0.5%
1,510,000	Teladoc Health, Inc., 1.250%, 6/01/2027	1,375,044

	Leisure – 0.2%
655,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	615,530

	Media Entertainment – 0.5%
315,000	Bilibili, Inc., 0.500%, 12/01/2026, 144A	268,065
285,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(l)	255,246
815,000	Zynga, Inc., Zero Coupon, 0.456%-1.992%, 12/15/2026(m)	743,762

		1,267,073

	Pharmaceuticals – 1.3%
435,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	454,836
2,005,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	2,091,416
250,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(l)	219,850
485,000	Livongo Health, Inc., 0.875%, 6/01/2025	556,188

		3,322,290

	Technology – 0.7%
275,000	Nutanix, Inc., 0.250%, 10/01/2027, 144A	250,250
410,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	776,704
680,000	Splunk, Inc., 1.125%, 6/15/2027	634,100

		1,661,054

	Total Convertible Bonds (Identified Cost $16,251,952)	15,798,676

	Total Bonds and Notes (Identified Cost $226,285,899)	230,511,854

Senior Loans – 0.3%
	Airlines – 0.1%
298,564	United Airlines, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 4/21/2028(a)(n)	298,970

Principal Amount	Description	Value (†)
Senior Loans – continued
	Chemicals – 0.1%
$ 330,340	Lonza Group AG, USD Term Loan B, 6-month LIBOR + 4.000%, 4.750%, 7/03/2028(a)(n)	$329,891

	Pharmaceuticals – 0.1%
247,755	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 5/05/2028(a)(o)	248,545

	Total Senior Loans (Identified Cost $870,968)	877,406

Collateralized Loan Obligations – 1.8%
670,000	AIG CLO Ltd., Series 2021-2A, Class E, 3-month LIBOR + 6.500%, 6.590%, 7/20/2034, 144A(a)	669,965
250,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3-month LIBOR + 6.750%, 6.704%, 12/19/2032, 144A(a)(i)	250,000
530,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.100%, 6.224%, 10/20/2034, 144A(a)	529,907
500,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, 3-month LIBOR + 6.750%, 6.874%, 10/15/2034, 144A(a)	499,975
535,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3-month LIBOR + 6.360%, 6.490%, 4/21/2034, 144A(a)	524,026
665,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3-month LIBOR + 6.250%, 6.382%, 7/02/2035, 144A(a)	648,458
340,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3-month LIBOR + 6.150%, 6.383%, 1/15/2035, 144A(a)	336,586
530,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3-month LIBOR + 6.050%, 6.186%, 10/15/2034, 144A(a)	508,480
275,000	PPM CLO Ltd., Series 2021-5A, Class E, 3-month LIBOR + 6.500%, 6.619%, 10/18/2034, 144A(a)	272,235
320,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.150%, 6.150%, 1/20/2035, 144A(a)	316,821

	Total Collateralized Loan Obligations (Identified Cost $4,609,596)	4,556,453

Shares
Preferred Stocks – 0.6%
Convertible Preferred Stocks – 0.6%
	Food & Beverage – 0.1%
1,870	Bunge Ltd., 4.875%	236,649

	Healthcare – 0.1%
1,027	Boston Scientific Corp., Series A, 5.500%	117,756

	Technology – 0.2%
5,740	Clarivate PLC, Series A, 5.250%	521,536

	Wireless – 0.2%
528	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(g)(h)	550,551

Shares	Description	Value (†)
	Total Convertible Preferred Stocks (Identified Cost $1,489,622)	$1,426,492
	Total Preferred Stocks (Identified Cost $1,489,622)	1,426,492

Common Stocks – 2.2%
	Aerospace & Defense – 0.0%
228	Lockheed Martin Corp.	81,033

	Air Freight & Logistics – 0.0%
330	United Parcel Service, Inc., Class B	70,732

	Beverages – 0.0%
1,355	Coca-Cola Co. (The)	80,230

	Biotechnology – 0.0%
621	AbbVie, Inc.	84,083

	Capital Markets – 0.1%
72	BlackRock, Inc.	65,920
698	Morgan Stanley	68,516

		134,436

	Chemicals – 0.2%
12,362	Hexion Holdings Corp., Class B(p)	346,136

	Communications Equipment – 0.0%
1,275	Cisco Systems, Inc.	80,797

	Electric Utilities – 0.1%
710	Duke Energy Corp.	74,479
846	NextEra Energy, Inc.	78,983

		153,462

	Energy Equipment & Services – 0.0%
11,343	McDermott International Ltd.(p)	4,651

	Food & Staples Retailing – 0.0%
483	Walmart, Inc.	69,885

	Health Care Equipment & Supplies – 0.0%
511	Abbott Laboratories	71,918

	Health Care Providers & Services – 0.1%
151	Anthem, Inc.	69,994
97	UnitedHealth Group, Inc.	48,708

		118,702

	Hotels, Restaurants & Leisure – 0.0%
639	Starbucks Corp.	74,744

	Household Products – 0.0%
490	Procter & Gamble Co. (The)	80,154

	IT Services – 0.1%
192	Accenture PLC, Class A	79,594

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
152	Automatic Data Processing, Inc.	$37,480

		117,074

	Machinery – 0.1%
304	Cummins, Inc.	66,315
196	Deere & Co.	67,206

		133,521

	Media – 0.3%
45,787	Altice USA, Inc., Class A(p)	740,834
1,650	Comcast Corp., Class A	83,044

		823,878

	Metals & Mining – 0.0%
1,354	Newmont Corp.	83,975

	Oil, Gas & Consumable Fuels – 0.1%
2,801	Battalion Oil Corp.(p)	27,450
668	Chevron Corp.	78,390
1,107	Whiting Petroleum Corp.(p)	71,601
1,941	Williams Cos., Inc. (The)	50,543

		227,984

	Pharmaceuticals – 0.1%
993	Bristol-Myers Squibb Co.	61,914
401	Johnson & Johnson	68,599
703	Merck & Co., Inc.	53,878

		184,391

	Professional Services – 0.0%
265	Clarivate PLC(p)	6,233

	REITs - Diversified – 0.0%
259	American Tower Corp.	75,758

	Road & Rail – 0.0%
293	Union Pacific Corp.	73,815

	Semiconductors & Semiconductor Equipment – 0.1%
67	Broadcom, Inc.	44,582
219	Texas Instruments, Inc.	41,275

		85,857

	Software – 0.0%
215	Microsoft Corp.	72,309

	Specialty Retail – 0.0%
130	Home Depot, Inc. (The)	53,951

	Technology Hardware, Storage & Peripherals – 0.1%
509	Apple, Inc.	90,383

Shares	Description	Value (†)
Common Stocks – continued
$	Wireless Telecommunication Services – 0.8%
17,683	T-Mobile US, Inc.(p)	$2,050,874

	Total Common Stocks (Identified Cost $5,857,942)	5,530,966

Warrants – 0.0%
35	Guaranteed Rate, Inc., Expiration on 12/31/2060(g)(i)(j)(p)	—
22,710	McDermott International Ltd., Tranche A, Expiration on 5/1/2024(i)(j)(p)	908
25,233	McDermott International Ltd., Tranche B, Expiration on 5/1/2024(i)(j)(p)	505

	Total Warrants (Identified Cost $35,226)	1,413

Principal Amount
Short-Term Investments – 2.8%
7,155,015	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2021 at 0.000% to be repurchased at $7,155,015 on 1/03/2022 collateralized by $5,221,300 U.S. Treasury Bond, 4.500% due 5/15/2038 valued at $7,298,192 including accrued interest(q) (Identified Cost $7,155,015)	7,155,015

	Total Investments – 98.5% (Identified Cost $246,304,268)	250,059,599
	Other assets less liabilities – 1.5%	3,877,246

	Net Assets – 100.0%	$253,936,845

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures. As of December 31, 2021, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$1,573,986	0.6%	$118,071	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of December 31, 2021 is disclosed.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2021 is disclosed.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment-in-kind security for which the issuer, at each interest payment date, makes interest payments in additional principal.
(e)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Illiquid security.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2021, the value of these securities amounted to $1,573,986 or 0.6% of net assets.
(i)	Level 3 security. Value has been determined using significant unobservable inputs.
(j)	Fair valued by the Fund’s adviser. At December 31, 2021, the value of these securities amounted to $118,071 or less than 0.1% of net assets.

(k)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended December 31, 2021, interest payments were made in cash.

(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(n)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.75%, to which the spread is added.
(o)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.50%, to which the spread is added.
(p)	Non-income producing security.
(q)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the value of Rule 144A holdings amounted to $164,491,007 or 64.8% of net assets.

ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$2,876,798	$—	(a)	$2,876,798
Non-Agency Commercial Mortgage-Backed Securities	—	5,249,557	116,658	(b)	5,366,215
All Other Non-Convertible Bonds*	—	206,470,165	—		206,470,165

Total Non-Convertible Bonds	—	214,596,520	116,658		214,713,178

Convertible Bonds*	—	15,798,676	—		15,798,676

Total Bonds and Notes	—	230,395,196	116,658		230,511,854

Senior Loans*	—	877,406	—		877,406
Collateralized Loan Obligations	—	4,306,453	250,000	(c)	4,556,453
Preferred Stocks
Food & Beverage	—	236,649	—		236,649
Wireless	—	550,551	—		550,551
All Other Preferred Stocks*	639,292	—	—		639,292

Total Preferred Stocks	639,292	787,200	—		1,426,492
Common Stocks
Chemicals	—	346,136	—		346,136
All Other Common Stocks*	5,184,830	—	—		5,184,830

Total Common Stocks	5,184,830	346,136	—		5,530,966

Warrants	—	—	1,413	(a)(b)	1,413
Short-Term Investments	—	7,155,015	—		7,155,015

Total	$5,824,122	$243,867,406	$368,071		$250,059,599

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs.
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2021 and/or December 31, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2021		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2021
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)	$—
Non-Agency Commercial Mortgage-Backed Securities	112,388		—	—	4,270	—	—	—	—	116,658		4,270
Collateralized Loan Obligations	1,334,972		—	—	—	250,000	—	—	(1,334,972)	250,000		—
Warrants	2,347	(a)	—	—	(934)	—	—	—	—	1,413	(a)	(934)

Total	$1,449,707		$—	$—	$3,336	$250,000	$—	$—	$(1,334,972)	$368,071		$3,336

(a)	Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs.

Debt securities valued at $1,334,972 were transferred from Level 3 to Level 2 during the period ended December 31, 2021. At September 30, 2021, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At December 31, 2021, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Industry Summary at December 31, 2021 (Unaudited)

Cable Satellite	9.5%
Independent Energy	6.7
Technology	5.4
Pharmaceuticals	5.2
Finance Companies	4.5
Healthcare	4.2
Media Entertainment	4.1
Leisure	4.0
Midstream	3.8
Gaming	3.5
Airlines	2.9
Metals & Mining	2.7
Financial Other	2.7
Building Materials	2.5
Retailers	2.5
Wireless	2.5
Food & Beverage	2.2
Non-Agency Commercial Mortgage-Backed Securities	2.1
Aerospace & Defense	2.0
Chemicals	2.0
Automotive	2.0
Consumer Cyclical Services	2.0
Other Investments, less than 2% each	14.9
Short-Term Investments	2.8
Collateralized Loan Obligations	1.8

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%